Restructuring charges (Details Narrative) - Discontinued operations [member]	3 Months Ended
Nov. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Provisions for cost of restructuring	$ 185,539
Remaining provisions for cost of restructuring	$ 119,842